Financial Instruments and Fair Value	9 Months Ended
Sep. 30, 2025
Financial Instruments and Fair Value
Financial Instruments and Fair Value
(4)	Financial Instruments and Fair Value

The carrying values of cash and cash equivalents, other current assets, accounts payable, accrued expenses and other current liabilities in the Company’s consolidated balance sheets approximated their fair values at September 30, 2025 and December 31, 2024 due to their short-term nature. As of each of September 30, 2025 and December 31, 2024, the Company held cash equivalents aggregating approximately $43.2 million and $46.8 million, respectively.